Quarterly Holdings Report
for
Fidelity® Disciplined Equity Fund
July 31, 2022
FDE-NPRT3-0922
1.804820.118
Common Stocks - 98.6%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 7.2%
Entertainment - 0.7%
Live Nation Entertainment, Inc. (a)	33,800	3,177
Netflix, Inc. (a)	34,834	7,834
		11,011
Interactive Media & Services - 6.5%
Alphabet, Inc.:
Class A (a)	447,800	52,088
Class C (a)	264,300	30,828
Meta Platforms, Inc. Class A (a)	164,177	26,121
		109,037
TOTAL COMMUNICATION SERVICES		120,048
CONSUMER DISCRETIONARY - 10.7%
Automobiles - 0.6%
Tesla, Inc. (a)	10,100	9,004
Distributors - 0.4%
Pool Corp.	19,900	7,118
Hotels, Restaurants & Leisure - 1.8%
Domino's Pizza, Inc.	13,300	5,215
Hilton Worldwide Holdings, Inc.	59,866	7,667
Marriott International, Inc. Class A	61,800	9,815
Planet Fitness, Inc. (a)	82,400	6,494
		29,191
Household Durables - 0.3%
NVR, Inc. (a)	1,255	5,513
Internet & Direct Marketing Retail - 3.9%
Amazon.com, Inc. (a)	481,160	64,933
Multiline Retail - 0.6%
Dollar General Corp.	40,800	10,136
Specialty Retail - 1.8%
Floor & Decor Holdings, Inc. Class A (a)	44,452	3,581
The Home Depot, Inc.	70,444	21,199
TJX Companies, Inc.	82,300	5,033
		29,813
Textiles, Apparel & Luxury Goods - 1.3%
lululemon athletica, Inc. (a)	13,900	4,316
NIKE, Inc. Class B	150,910	17,343
		21,659
TOTAL CONSUMER DISCRETIONARY		177,367
CONSUMER STAPLES - 4.0%
Beverages - 1.8%
Monster Beverage Corp. (a)	105,600	10,520
The Coca-Cola Co.	304,600	19,546
		30,066
Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	43,515	23,555
Personal Products - 0.8%
Estee Lauder Companies, Inc. Class A	47,919	13,087
TOTAL CONSUMER STAPLES		66,708
ENERGY - 5.8%
Energy Equipment & Services - 0.2%
Baker Hughes Co. Class A	158,500	4,072
Oil, Gas & Consumable Fuels - 5.6%
ConocoPhillips Co.	106,000	10,328
Continental Resources, Inc.	106,400	7,330
Coterra Energy, Inc.	212,300	6,494
Devon Energy Corp.	272,196	17,108
EOG Resources, Inc.	121,567	13,521
Hess Corp.	98,200	11,045
Occidental Petroleum Corp.	155,900	10,250
Pioneer Natural Resources Co.	35,400	8,388
Valero Energy Corp.	76,000	8,419
		92,883
TOTAL ENERGY		96,955
FINANCIALS - 6.0%
Banks - 2.4%
Bank of America Corp.	445,183	15,052
Comerica, Inc.	26,100	2,030
Cullen/Frost Bankers, Inc.	21,000	2,738
JPMorgan Chase & Co.	165,314	19,071
		38,891
Capital Markets - 2.6%
Moody's Corp.	47,439	14,718
MSCI, Inc.	35,344	17,012
S&P Global, Inc.	31,758	11,971
		43,701
Insurance - 1.0%
American Financial Group, Inc.	9,300	1,243
Arthur J. Gallagher & Co.	56,800	10,167
The Travelers Companies, Inc.	31,200	4,951
		16,361
TOTAL FINANCIALS		98,953
HEALTH CARE - 15.1%
Biotechnology - 0.7%
Horizon Therapeutics PLC (a)	145,784	12,096
Health Care Equipment & Supplies - 2.7%
Boston Scientific Corp. (a)	177,129	7,271
IDEXX Laboratories, Inc. (a)	24,093	9,617
Intuitive Surgical, Inc. (a)	32,814	7,553
Masimo Corp. (a)	32,984	4,769
ResMed, Inc.	34,620	8,327
Stryker Corp.	35,435	7,610
		45,147
Health Care Providers & Services - 4.1%
Elevance Health, Inc.	27,300	13,025
Guardant Health, Inc. (a)	23,400	1,174
HCA Holdings, Inc.	20,500	4,355
UnitedHealth Group, Inc.	90,775	49,231
		67,785
Health Care Technology - 0.5%
Veeva Systems, Inc. Class A (a)	36,685	8,202
Life Sciences Tools & Services - 5.9%
Avantor, Inc. (a)	145,173	4,213
Bio-Rad Laboratories, Inc. Class A (a)	10,854	6,114
Bruker Corp.	113,400	7,774
Danaher Corp.	105,845	30,851
Maravai LifeSciences Holdings, Inc. (a)	128,700	3,358
Mettler-Toledo International, Inc. (a)	5,064	6,835
Thermo Fisher Scientific, Inc.	40,300	24,116
West Pharmaceutical Services, Inc.	44,936	15,438
		98,699
Pharmaceuticals - 1.2%
Zoetis, Inc. Class A	108,244	19,760
TOTAL HEALTH CARE		251,689
INDUSTRIALS - 8.3%
Aerospace & Defense - 2.1%
HEICO Corp. Class A	81,847	10,450
L3Harris Technologies, Inc.	28,100	6,743
Lockheed Martin Corp.	22,137	9,161
Northrop Grumman Corp.	19,900	9,530
		35,884
Airlines - 0.4%
Southwest Airlines Co. (a)	156,000	5,947
Commercial Services & Supplies - 1.5%
Cintas Corp.	32,263	13,728
Copart, Inc. (a)	89,588	11,476
		25,204
Electrical Equipment - 1.0%
AMETEK, Inc.	75,838	9,366
Generac Holdings, Inc. (a)(b)	25,206	6,763
		16,129
Machinery - 1.6%
Fortive Corp.	92,300	5,949
IDEX Corp.	39,300	8,204
ITT, Inc.	77,839	5,840
Snap-On, Inc.	32,900	7,371
		27,364
Professional Services - 0.5%
CoStar Group, Inc. (a)	93,500	6,787
TriNet Group, Inc. (a)	23,000	1,898
		8,685
Road & Rail - 1.2%
Norfolk Southern Corp.	41,703	10,475
Old Dominion Freight Lines, Inc.	29,950	9,090
		19,565
TOTAL INDUSTRIALS		138,778
INFORMATION TECHNOLOGY - 36.8%
Electronic Equipment & Components - 2.5%
Amphenol Corp. Class A	142,940	11,025
CDW Corp.	33,873	6,149
Keysight Technologies, Inc. (a)	51,102	8,309
Teledyne Technologies, Inc. (a)	19,897	7,788
Zebra Technologies Corp. Class A (a)	21,341	7,633
		40,904
IT Services - 6.7%
Accenture PLC Class A	80,908	24,779
EPAM Systems, Inc. (a)	22,200	7,753
Global Payments, Inc.	61,072	7,470
MasterCard, Inc. Class A	92,911	32,871
Visa, Inc. Class A	179,034	37,975
		110,848
Semiconductors & Semiconductor Equipment - 4.1%
Advanced Micro Devices, Inc. (a)	38,900	3,675
Lam Research Corp.	35,767	17,902
NVIDIA Corp.	201,298	36,562
NXP Semiconductors NV	32,100	5,903
onsemi (a)	50,100	3,346
SiTime Corp. (a)	7,700	1,432
		68,820
Software - 16.9%
Adobe, Inc. (a)	60,559	24,836
ANSYS, Inc. (a)	41,300	11,522
Atlassian Corp. PLC (a)	12,541	2,625
Cadence Design Systems, Inc. (a)	85,647	15,937
Datadog, Inc. Class A (a)	3,218	328
Dynatrace, Inc. (a)	146,903	5,528
Fortinet, Inc. (a)	193,760	11,558
HubSpot, Inc. (a)	4,962	1,528
Intuit, Inc.	52,926	24,143
Microsoft Corp.	477,538	134,061
Paycom Software, Inc. (a)	18,796	6,212
Roper Technologies, Inc.	22,775	9,945
Salesforce.com, Inc. (a)	80,694	14,849
ServiceNow, Inc. (a)	20,852	9,314
Synopsys, Inc. (a)	27,100	9,959
		282,345
Technology Hardware, Storage & Peripherals - 6.6%
Apple, Inc.	674,907	109,679
TOTAL INFORMATION TECHNOLOGY		612,596
MATERIALS - 1.7%
Chemicals - 1.3%
CF Industries Holdings, Inc.	98,000	9,358
Sherwin-Williams Co.	45,483	11,004
Westlake Corp.	22,800	2,219
		22,581
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	189,100	5,966
TOTAL MATERIALS		28,547
REAL ESTATE - 2.2%
Equity Real Estate Investment Trusts (REITs) - 1.7%
American Tower Corp.	72,100	19,527
SBA Communications Corp. Class A	25,400	8,529
		28,056
Real Estate Management & Development - 0.5%
CBRE Group, Inc. (a)	103,100	8,827
TOTAL REAL ESTATE		36,883
UTILITIES - 0.8%
Electric Utilities - 0.8%
NextEra Energy, Inc.	158,400	13,383
TOTAL COMMON STOCKS (Cost $982,470)		1,641,907

Money Market Funds - 0.5%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 2.01% (c)	6,080,351	6,082
Fidelity Securities Lending Cash Central Fund 2.01% (c)(d)	2,727,127	2,727
TOTAL MONEY MARKET FUNDS (Cost $8,809)		8,809

TOTAL INVESTMENT IN SECURITIES - 99.1% (Cost $991,279)	1,650,716
NET OTHER ASSETS (LIABILITIES) - 0.9%	15,020
NET ASSETS - 100.0%	1,665,736

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	872	212,441	207,231	61	-	-	6,082	0.0%
Fidelity Securities Lending Cash Central Fund 2.01%	1,673	106,325	105,271	3	-	-	2,727	0.0%
Total	2,545	318,766	312,502	64	-	-	8,809

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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